[LOGO]USAA(R)

                               USAA INCOME Fund

                                                                       [GRAPHIC]

                          A n n u a l  R e p o r t

--------------------------------------------------------------------------------
  July 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                 ... IT IS MORE IMPORTANT THAN
[PHOTO]       EVER TO BE PROPERLY DIVERSIFIED IN A
              COMBINATION OF EQUITIES, FIXED-INCOME
                    INVESTMENTS AND CASH....
                          [GRAPHIC]

--------------------------------------------------------------------------------

                 The last year has seen one of the most challenging, volatile markets in many decades. The bond markets have offered little respite to those seeking sanctuary from the turbulent equity markets. In fact, investor confidence in the corporate fixed-income market has been diminished, just as it has been in the equity markets, because the bond market has also felt the full impact of major bankruptcies, corporate mismanagement, and accounting fraud.

                 Given this challenging climate, USAA is more conscious than ever of the need to take all steps necessary to manage our funds with the best interests of our shareholders in mind. As you may know, we've made changes to our equity funds management with the goal of providing competitive performance with attractive expense ratios. We've also taken steps in our fixed-income funds; for example, we are reducing the credit risk in all taxable fixed-income portfolios. We will maintain this strategy until we see signs of a sustained economic recovery and a return to rational pricing in the bond market. We are confident these steps will help investors when evaluating their goals in the current environment and in the future.

                 In spite of recent market fluctuations, we believe there are some good values in government and municipal bonds. They continue

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 to perform well as investors seek the comfort and relative safety of these sectors. The key is that investors must maintain a long-term investment outlook and be willing to withstand additional volatility in the near-term.

                 Clearly, it is more important than ever to be properly diversified in a combination of equities, fixed-income investments and cash to help offset weak areas with stronger ones. As we have been for the last 30 years, we are here to offer you guidance to help you with your financial goals. We are happy that you have chosen USAA to be your trusted investment adviser and we remain committed to improving the performance in all of our mutual funds. Thank you for investing WITH us and IN us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                            1

FINANCIAL INFORMATION

  Independent Auditors' Report                                       11

  Portfolio of Investments                                           12

  Notes to Portfolio of Investments                                  18

  Financial Statements                                               20

  Notes to Financial Statements                                      23

DIRECTORS' INFORMATION                                               33


THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

--------------------------------------------------------------------------------
                                                 7/31/02            7/31/01
--------------------------------------------------------------------------------
Net Assets                                  $1,665.2 Million    $1,510.0 Million
Net Asset Value Per Share                        $12.05             $12.34

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/02
--------------------------------------------------------------------------------
1 YEAR                           5 YEARS                        10 YEARS
3.70%                             6.66%                          7.06%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                     CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                              LEHMAN BROTHERS      LIPPER CORPORATE
               USAA INCOME    AGGREGATE BOND      DEBT FUND A-RATED        LIPPER A-RATED
                  FUND            INDEX                AVERAGE            BOND FUNDS INDEX
               -----------    ---------------     ------------------      ----------------
   Jul-92       10000.00            10000                10000                   10000
   Aug-92       10063.15          10101.3              10086.6                10083.28
   Sep-92       10158.58         10221.04             10214.31                10207.43
   Oct-92       10022.13         10085.53             10044.55                10028.93
   Nov-92       10062.55         10089.33             10041.57                10030.11
   Dec-92       10289.43         10248.22             10216.62                10202.15
   Jan-93       10501.59         10444.74             10436.76                10420.72
   Feb-93       10739.42         10627.58             10670.96                10665.29
   Mar-93       10780.44         10671.86             10715.87                 10708.3
   Apr-93       10838.59         10746.17             10790.94                10782.39
   May-93       10855.01         10759.86             10795.44                10788.65
   Jun-93       11098.05         10954.86             11028.95                11047.88
   Jul-93       11199.30         11016.82              11113.6                11140.55
   Aug-93       11360.46         11209.92             11366.29                 11416.2
   Sep-93       11334.91         11240.71             11402.56                11449.63
   Oct-93       11377.63         11282.71             11455.54                11514.15
   Nov-93       11179.22         11186.73              11312.3                11354.42
   Dec-93       11311.93         11247.36             11369.86                   11416
   Jan-94       11400.93         11399.22             11539.05                11600.75
   Feb-94       11141.65         11201.18             11291.89                11327.05
   Mar-94       10736.25         10925.02             10994.07                11000.37
   Apr-94       10709.11         10837.78             10881.83                10870.56
   May-94       10617.78         10836.26             10849.94                10832.44
   Jun-94       10516.81         10812.31             10812.41                 10795.1
   Jul-94       10822.11         11027.08             11008.52                11000.37
   Aug-94       10831.64         11040.77             11011.42                 11003.3
   Sep-94       10598.14         10878.27             10838.02                 10821.1
   Oct-94       10617.47         10868.57             10809.71                10783.95
   Nov-94       10598.56         10844.43             10787.96                 10768.9
   Dec-94       10722.17         10919.32             10866.25                10853.94
   Jan-95       11067.37         11135.42             11057.96                11047.49
   Feb-95       11327.96         11400.17             11317.68                11314.74
   Mar-95       11318.07         11470.11             11397.77                11397.24
   Apr-95       11513.06         11630.33             11560.81                11560.09
   May-95       12062.80         12080.39             12053.67                12077.97
   Jun-95       12101.74         12168.96             12141.73                 12163.6
   Jul-95       12081.84         12141.78             12091.57                12104.55
   Aug-95       12311.70         12288.32             12255.21                12273.08
   Sep-95       12573.36         12407.87             12386.34                12405.04
   Oct-95       12805.74         12569.23             12568.58                12591.93
   Nov-95       13049.77         12757.58             12770.02                12798.58
   Dec-95       13345.85         12936.61             12969.24                13004.63
   Jan-96       13418.09         13022.52             13032.29                13065.83
   Feb-96       12943.42         12796.16             12751.79                12770.23
   Mar-96       12787.70         12707.21             12651.22                 12667.1
   Apr-96       12599.59         12635.75             12552.71                 12570.1
   May-96       12567.54         12610.09             12531.98                12543.02
   Jun-96       12843.15         12779.43             12691.71                12699.27
   Jul-96       12779.96          12814.4             12714.07                12725.77
   Aug-96       12747.19         12792.93             12686.02                12690.44
   Sep-96       12983.13         13015.87             12914.35                12931.52
   Oct-96       13350.44         13304.19             13216.01                13248.19
   Nov-96       13676.63         13532.07              13475.1                13519.08
   Dec-96       13523.20         13406.25             13333.07                13366.74
   Jan-97       13567.65          13447.3             13356.84                13386.87
   Feb-97       13611.78         13480.75             13395.89                13434.21
   Mar-97       13367.26         13331.37             13223.01                13249.03
   Apr-97       13524.72         13530.93             13409.56                13435.68
   May-97       13682.64         13658.84             13530.58                13560.72
   Jun-97       13897.55         13820.96             13707.24                13744.05
   Jul-97       14332.85         14193.67             14138.04                14186.46
   Aug-97       14184.39          14072.6             13967.04                14006.62
   Sep-97       14483.19         14280.14             14194.69                14246.12
   Oct-97       14691.50         14487.31             14391.19                14429.61
   Nov-97       14830.98         14554.02             14460.89                14497.56
   Dec-97       15018.04         14700.56             14607.36                14651.17
   Jan-98       15218.52         14889.29              14794.1                14825.97
   Feb-98       15183.20         14878.07             14770.63                14800.64
   Mar-98       15230.79          14929.2             14823.55                14856.01
   Apr-98       15303.06         15007.12             14888.95                14924.32
   May-98       15507.39         15149.48             15055.03                15085.93
   Jun-98       15676.60         15277.96             15181.77                15219.87
   Jul-98       15725.31         15310.46             15184.36                15222.49
   Aug-98       15933.13         15559.63                15350                 15358.2
   Sep-98       16173.39         15923.97             15701.86                15701.28
   Oct-98       16173.33         15839.77             15509.58                15502.88
   Nov-98       16274.12         15929.67             15671.12                15671.47
   Dec-98       16332.58         15977.57             15717.07                15722.18
   Jan-99       16436.75          16091.6             15845.37                15855.67
   Feb-99       16135.70          15810.7             15487.93                15503.89
   Mar-99       16162.16         15898.31             15584.79                15605.49
   Apr-99       16214.68         15948.68              15629.6                15656.74
   May-99       16071.48         15808.99             15459.89                15478.82
   Jun-99       15914.95         15758.62             15375.85                15403.33
   Jul-99       15788.84         15691.53             15310.65                15334.32
   Aug-99       15750.94         15683.55             15268.62                15292.23
   Sep-99       15913.84         15865.62             15415.01                 15438.2
   Oct-99       15931.97         15924.16             15440.24                15461.64
   Nov-99       15880.20         15923.02             15445.54                 15472.3
   Dec-99       15703.98         15846.24             15368.27                15401.92
   Jan-00       15721.20         15794.35             15333.61                15368.52
   Feb-00       15962.18         15985.36             15498.45                15531.28
   Mar-00       16219.47         16195.95             15708.95                15741.93
   Apr-00       16166.10         16149.57             15580.21                15613.53
   May-00       16226.79         16142.16             15516.61                15553.29
   Jun-00       16575.72         16477.99             15851.11                15900.01
   Jul-00       16753.75         16627.57             15998.59                16034.81
   Aug-00       16990.85         16868.57              16214.4                16247.83
   Sep-00       17156.64         16974.62             16302.41                16337.86
   Oct-00       17206.12         17086.95             16335.45                 16406.5
   Nov-00       17443.10         17366.33             16584.18                16648.97
   Dec-00       17799.45         17688.48             16913.58                16989.89
   Jan-01       18151.33         17977.76             17233.03                17306.01
   Feb-01       18310.60         18134.37             17391.79                17462.24
   Mar-01       18440.32          18225.4              17463.1                17524.16
   Apr-01       18373.35         18149.76             17354.01                17424.95
   May-01       18520.03         18259.23             17478.77                17539.75
   Jun-01       18635.60         18328.23             17552.81                17610.66
   Jul-01       19075.76            18738              17964.1                 18010.4
   Aug-01       19270.45         18952.57              18165.8                18213.52
   Sep-01       19420.06         19173.42             18228.07                18284.42
   Oct-01       19773.89         19574.64             18612.28                18678.63
   Nov-01       19375.81         19304.76             18384.93                18451.99
   Dec-01       19148.94         19182.17             18260.38                18313.27
   Jan-02       19301.11         19337.45             18384.12                18441.45
   Feb-02       19438.84         19524.85              18521.4                18578.64
   Mar-02       19079.01         19200.03             18217.07                18281.88
   Apr-02       19372.71         19572.36             18532.34                18606.38
   May-02       19554.49         19738.66              18680.4                18748.04
   Jun-02       19703.86         19909.34             18742.29                18828.75
   Jul-02       19780.97         20149.57             18850.38                18941.32

                      DATA FROM 7/31/92 THROUGH 7/31/02.

                 See the following page for benchmark definitions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the following benchmarks:

                 o The broad-based Lehman Brothers Aggregate Bond Index, an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index.

                 o The Lipper Corporate Debt Funds A-Rated Average, the average performance level of all corporate A-rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper A-Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A-Rated category.

4

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]          Margaret "Didi" Weinblatt, Ph.D., CFA

.................................................................................

HOW DID THE FUND PERFORM?

                 For the year ended July 31, 2002, the USAA Income Fund returned 3.70% versus the average return of 4.95% for funds in the Lipper Corporate Debt Funds A-Rated category.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 The past 12 months have seen the end of the longest economic expansion in history. Even before the events of September 11, the U.S. economy had entered a recession. In an attempt to reignite economic growth, the Federal Reserve Board aggressively cut interest rates; and by early January 2002, short-term interest rates stood at 1.75%, a 40-year low. During the first quarter of 2002, economic growth was strong and the market expected the Fed to begin tightening. As a result, bonds posted mostly negative returns as interest rates moved up. As the incipient recovery began to falter in the second quarter, bonds rallied strongly. (Bond prices move inversely with bond yields.)

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER CORPORATE DEBT FUNDS A-RATED AVERAGE DEFINITION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

--------------------------------------------------------------------------------
                          TREASURY YIELDS
--------------------------------------------------------------------------------

              FEDERAL FUNDS
   DATE           RATE          DATE       2-YEAR YIELD      DATE      10-YEAR YIELD      DATE      30-YEAR YIELD
   ----       -------------     ----       ------------      ----      -------------      ----      -------------

07/31/2001        3.75        07/31/2001       3.789      07/31/2001       5.037       07/31/2001       5.504
08/01/2001        3.75        08/01/2001       3.813      08/01/2001       5.071       08/01/2001       5.527
08/02/2001        3.75        08/02/2001       3.887      08/02/2001       5.138       08/02/2001        5.57
08/03/2001        3.75        08/03/2001       3.904      08/03/2001       5.163       08/03/2001       5.583
08/06/2001        3.75        08/06/2001       3.871      08/06/2001       5.157       08/06/2001       5.592
08/07/2001        3.75        08/07/2001       3.879      08/07/2001        5.17       08/07/2001       5.596
08/08/2001        3.75        08/08/2001       3.754      08/08/2001        5.06       08/08/2001       5.518
08/09/2001        3.75        08/09/2001       3.738      08/09/2001       5.032       08/09/2001       5.532
08/10/2001        3.75        08/10/2001       3.712      08/10/2001       4.994       08/10/2001       5.514
08/13/2001        3.75        08/13/2001        3.67      08/13/2001       4.964       08/13/2001       5.509
08/14/2001        3.75        08/14/2001        3.72      08/14/2001       4.974       08/14/2001       5.509
08/15/2001        3.75        08/15/2001       3.778      08/15/2001       4.994       08/15/2001       5.515
08/16/2001        3.75        08/16/2001       3.728      08/16/2001       4.942       08/16/2001        5.48
08/17/2001        3.75        08/17/2001       3.643      08/17/2001       4.843       08/17/2001       5.426
08/20/2001        3.75        08/20/2001       3.718      08/20/2001       4.906       08/20/2001        5.46
08/21/2001         3.5        08/21/2001       3.676      08/21/2001       4.892       08/21/2001       5.448
08/22/2001         3.5        08/22/2001       3.735      08/22/2001       4.904       08/22/2001       5.442
08/23/2001         3.5        08/23/2001       3.701      08/23/2001        4.88       08/23/2001       5.408
08/24/2001         3.5        08/24/2001       3.725      08/24/2001       4.918       08/24/2001       5.444
08/27/2001         3.5        08/27/2001       3.742      08/27/2001       4.934       08/27/2001       5.469
08/28/2001         3.5        08/28/2001       3.674      08/28/2001       4.846       08/28/2001        5.41
08/29/2001         3.5        08/29/2001       3.631      08/29/2001       4.779       08/29/2001       5.362
08/30/2001         3.5        08/30/2001       3.596      08/30/2001       4.789       08/30/2001       5.372
08/31/2001         3.5        08/31/2001       3.629      08/31/2001       4.832       08/31/2001       5.368
09/04/2001         3.5        09/03/2001       3.629      09/03/2001       4.826       09/03/2001       5.369
09/05/2001         3.5        09/04/2001       3.827      09/04/2001       4.985       09/04/2001       5.496
09/06/2001         3.5        09/05/2001       3.777      09/05/2001       4.969       09/05/2001       5.482
09/07/2001         3.5        09/06/2001       3.637      09/06/2001       4.861       09/06/2001       5.411
09/10/2001         3.5        09/07/2001       3.513      09/07/2001         4.8       09/07/2001       5.386
09/11/2001         3.5        09/10/2001       3.513      09/10/2001       4.839       09/10/2001       5.438
09/12/2001         3.5        09/11/2001       3.413      09/11/2001        4.77       09/11/2001       5.396
09/14/2001         3.5        09/12/2001        3.38      09/12/2001       4.835       09/12/2001       5.439
09/17/2001           3        09/13/2001       2.984      09/13/2001       4.633       09/13/2001       5.392
09/18/2001           3        09/14/2001       2.866      09/14/2001       4.555       09/14/2001        5.35
09/19/2001           3        09/17/2001       2.939      09/17/2001       4.623       09/17/2001       5.429
09/20/2001           3        09/18/2001       2.938      09/18/2001       4.707       09/18/2001       5.533
09/21/2001           3        09/19/2001       2.781      09/19/2001       4.669       09/19/2001       5.547
09/24/2001           3        09/20/2001       2.887      09/20/2001       4.738       09/20/2001       5.624
09/25/2001           3        09/21/2001       2.876      09/21/2001       4.691       09/21/2001       5.585
09/26/2001           3        09/24/2001       2.908      09/24/2001       4.724       09/24/2001       5.575
09/27/2001           3        09/25/2001       2.857      09/25/2001       4.708       09/25/2001       5.575
09/28/2001           3        09/26/2001       2.806      09/26/2001       4.641       09/26/2001       5.499
10/01/2001           3        09/27/2001        2.77      09/27/2001       4.565       09/27/2001       5.442
10/02/2001         2.5        09/28/2001       2.835      09/28/2001       4.575       09/28/2001       5.413
10/03/2001         2.5        10/01/2001       2.811      10/01/2001       4.543       10/01/2001       5.376
10/04/2001         2.5        10/02/2001       2.754      10/02/2001       4.512       10/02/2001       5.336
10/05/2001         2.5        10/03/2001       2.754      10/03/2001       4.479       10/03/2001       5.318
10/08/2001         2.5        10/04/2001       2.754      10/04/2001       4.516       10/04/2001       5.304
10/09/2001         2.5        10/05/2001       2.697      10/05/2001       4.504       10/05/2001       5.308
10/10/2001         2.5        10/08/2001       2.697      10/08/2001       4.506       10/08/2001       5.312
10/11/2001         2.5        10/09/2001       2.721      10/09/2001       4.591       10/09/2001       5.378
10/12/2001         2.5        10/10/2001       2.762      10/10/2001       4.591       10/10/2001       5.349
10/15/2001         2.5        10/11/2001       2.852      10/11/2001       4.671       10/11/2001       5.405
10/16/2001         2.5        10/12/2001       2.795      10/12/2001       4.663       10/12/2001       5.425
10/17/2001         2.5        10/15/2001       2.754      10/15/2001       4.604       10/15/2001       5.376
10/18/2001         2.5        10/16/2001       2.754      10/16/2001       4.573       10/16/2001        5.35
10/19/2001         2.5        10/17/2001       2.779      10/17/2001       4.569       10/17/2001       5.324
10/22/2001         2.5        10/18/2001       2.737      10/18/2001       4.565       10/18/2001       5.313
10/23/2001         2.5        10/19/2001       2.754      10/19/2001       4.621       10/19/2001       5.365
10/24/2001         2.5        10/22/2001       2.754      10/22/2001       4.612       10/22/2001       5.352
10/25/2001         2.5        10/23/2001       2.762      10/23/2001       4.639       10/23/2001       5.377
10/26/2001         2.5        10/24/2001       2.695      10/24/2001       4.588       10/24/2001       5.319
10/29/2001         2.5        10/25/2001       2.633      10/25/2001       4.531       10/25/2001       5.283
10/30/2001         2.5        10/26/2001       2.625      10/26/2001       4.525       10/26/2001       5.273
10/31/2001         2.5        10/29/2001        2.56      10/29/2001       4.478       10/29/2001       5.246
11/01/2001         2.5        10/30/2001       2.464      10/30/2001       4.418       10/30/2001       5.213
11/02/2001         2.5        10/31/2001       2.432      10/31/2001       4.267       10/31/2001        4.88
11/05/2001         2.5        11/01/2001       2.479      11/01/2001       4.221       11/01/2001         4.8
11/06/2001           2        11/02/2001        2.47      11/02/2001       4.352       11/02/2001       4.956
11/07/2001           2        11/05/2001       2.445      11/05/2001       4.298       11/05/2001        4.86
11/08/2001           2        11/06/2001       2.364      11/06/2001       4.275       11/06/2001       4.867
11/09/2001           2        11/07/2001       2.307      11/07/2001       4.197       11/07/2001       4.798
11/13/2001           2        11/08/2001       2.412      11/08/2001         4.3       11/08/2001       4.872
11/14/2001           2        11/09/2001       2.426      11/09/2001       4.314       11/09/2001       4.873
11/15/2001           2        11/12/2001       2.434      11/12/2001       4.307       11/12/2001       4.876
11/16/2001           2        11/13/2001       2.507      11/13/2001       4.379       11/13/2001       4.918
11/19/2001           2        11/14/2001        2.68      11/14/2001       4.517       11/14/2001       5.019
11/20/2001           2        11/15/2001       2.961      11/15/2001       4.738       11/15/2001       5.203
11/21/2001           2        11/16/2001        3.07      11/16/2001       4.891       11/16/2001       5.305
11/23/2001           2        11/19/2001       2.878      11/19/2001       4.764       11/19/2001         5.2
11/26/2001           2        11/20/2001       2.945      11/20/2001       4.871       11/20/2001       5.312
11/27/2001           2        11/21/2001        3.08      11/21/2001       5.013       11/21/2001       5.353
11/28/2001           2        11/22/2001       3.081      11/22/2001       4.966       11/22/2001       5.355
11/29/2001           2        11/23/2001       3.167      11/23/2001       5.001       11/23/2001       5.373
11/30/2001           2        11/26/2001       3.175      11/26/2001       5.011       11/26/2001       5.378
12/03/2001           2        11/27/2001       3.065      11/27/2001       4.948       11/27/2001       5.365
12/04/2001           2        11/28/2001       3.049      11/28/2001       4.944       11/28/2001        5.36
12/05/2001           2        11/29/2001       2.875      11/29/2001       4.764       11/29/2001       5.236
12/06/2001           2        11/30/2001       2.833      11/30/2001       4.748       11/30/2001       5.265
12/07/2001           2        12/03/2001       2.817      12/03/2001       4.719       12/03/2001       5.261
12/10/2001           2        12/04/2001       2.792      12/04/2001       4.654       12/04/2001       5.213
12/11/2001        1.75        12/05/2001       3.061      12/05/2001       4.895       12/05/2001        5.36
12/12/2001        1.75        12/06/2001        3.16      12/06/2001       5.005       12/06/2001       5.465
12/13/2001        1.75        12/07/2001       3.177      12/07/2001        5.15       12/07/2001       5.598
12/14/2001        1.75        12/10/2001       3.086      12/10/2001       5.133       12/10/2001       5.576
12/17/2001        1.75        12/11/2001       3.004      12/11/2001       5.077       12/11/2001       5.541
12/18/2001        1.75        12/12/2001       2.938      12/12/2001       4.981       12/12/2001       5.455
12/19/2001        1.75        12/13/2001        3.07      12/13/2001         5.1       12/13/2001       5.528
12/20/2001        1.75        12/14/2001       3.145      12/14/2001        5.18       12/14/2001       5.576
12/21/2001        1.75        12/17/2001       3.178      12/17/2001       5.234       12/17/2001       5.629
12/24/2001        1.75        12/18/2001       3.095      12/18/2001       5.123       12/18/2001       5.513
12/26/2001        1.75        12/19/2001       3.079      12/19/2001        5.04       12/19/2001        5.44
12/27/2001        1.75        12/20/2001       3.112      12/20/2001       5.055       12/20/2001       5.434
12/28/2001        1.75        12/21/2001       3.129      12/21/2001       5.084       12/21/2001       5.457
12/31/2001        1.75        12/24/2001       3.155      12/24/2001       5.136       12/24/2001       5.488
01/02/2002        1.75        12/25/2001       3.147      12/25/2001       5.136       12/25/2001        5.49
01/03/2002        1.75        12/26/2001       3.214      12/26/2001       5.184       12/26/2001       5.519
01/04/2002        1.75        12/27/2001       3.121      12/27/2001       5.092       12/27/2001       5.485
01/07/2002        1.75        12/28/2001       3.165      12/28/2001       5.113       12/28/2001       5.544
01/08/2002        1.75        12/31/2001       3.026      12/31/2001       5.051       12/31/2001       5.466
01/09/2002        1.75        01/01/2002        3.05      01/01/2002       5.032       01/01/2002       5.472
01/10/2002        1.75        01/02/2002       3.205      01/02/2002       5.164       01/02/2002       5.566
01/11/2002        1.75        01/03/2002        3.18      01/03/2002       5.122       01/03/2002       5.542
01/14/2002        1.75        01/04/2002       3.172      01/04/2002       5.143       01/04/2002        5.57
01/15/2002        1.75        01/07/2002       3.049      01/07/2002       5.053       01/07/2002       5.489
01/16/2002        1.75        01/08/2002       3.049      01/08/2002       5.066       01/08/2002       5.507
01/17/2002        1.75        01/09/2002       3.015      01/09/2002       5.066       01/09/2002       5.502
01/18/2002        1.75        01/10/2002       2.925      01/10/2002       4.964       01/10/2002       5.416
01/22/2002        1.75        01/11/2002       2.743      01/11/2002       4.872       01/11/2002       5.369
01/23/2002        1.75        01/14/2002       2.759      01/14/2002       4.872       01/14/2002       5.383
01/24/2002        1.75        01/15/2002       2.766      01/15/2002       4.837       01/15/2002       5.341
01/25/2002        1.75        01/16/2002       2.741      01/16/2002       4.817       01/16/2002       5.341
01/28/2002        1.75        01/17/2002        2.93      01/17/2002        4.94       01/17/2002       5.408
01/29/2002        1.75        01/18/2002       2.862      01/18/2002        4.89       01/18/2002       5.353
01/30/2002        1.75        01/21/2002       2.878      01/21/2002       4.892       01/21/2002        5.36
01/31/2002        1.75        01/22/2002       2.919      01/22/2002       4.904       01/22/2002        5.37
02/01/2002        1.75        01/23/2002       2.994      01/23/2002       5.018       01/23/2002       5.476
02/04/2002        1.75        01/24/2002       3.167      01/24/2002       5.043       01/24/2002       5.473
02/05/2002        1.75        01/25/2002       3.183      01/25/2002       5.071       01/25/2002       5.479
02/06/2002        1.75        01/28/2002       3.183      01/28/2002       5.079       01/28/2002        5.47
02/07/2002        1.75        01/29/2002       3.036      01/29/2002       4.981       01/29/2002       5.407
02/08/2002        1.75        01/30/2002       3.045      01/30/2002       4.975       01/30/2002       5.411
02/11/2002        1.75        01/31/2002        3.15      01/31/2002       5.033       01/31/2002       5.435
02/12/2002        1.75        02/01/2002       3.077      02/01/2002       4.985       02/01/2002       5.402
02/13/2002        1.75        02/04/2002       2.988      02/04/2002       4.902       02/04/2002       5.351
02/14/2002        1.75        02/05/2002       2.988      02/05/2002       4.902       02/05/2002       5.352
02/15/2002        1.75        02/06/2002       2.955      02/06/2002       4.935       02/06/2002       5.379
02/19/2002        1.75        02/07/2002       2.971      02/07/2002       4.931       02/07/2002       5.417
02/20/2002        1.75        02/08/2002       2.905      02/08/2002       4.887       02/08/2002       5.384
02/21/2002        1.75        02/11/2002        2.93      02/11/2002       4.903       02/11/2002       5.402
02/22/2002        1.75        02/12/2002       3.012      02/12/2002       4.973       02/12/2002       5.457
02/25/2002        1.75        02/13/2002       3.062      02/13/2002       4.999       02/13/2002       5.464
02/26/2002        1.75        02/14/2002       3.053      02/14/2002       4.959       02/14/2002       5.416
02/27/2002        1.75        02/15/2002       2.937      02/15/2002       4.863       02/15/2002       5.366
02/28/2002        1.75        02/18/2002       2.945      02/18/2002       4.863       02/18/2002       5.369
03/01/2002        1.75        02/19/2002       2.945      02/19/2002       4.885       02/19/2002       5.396
03/04/2002        1.75        02/20/2002       2.962      02/20/2002       4.881       02/20/2002       5.395
03/05/2002        1.75        02/21/2002       2.953      02/21/2002       4.875       02/21/2002        5.38
03/06/2002        1.75        02/22/2002       2.945      02/22/2002       4.835       02/22/2002        5.35
03/07/2002        1.75        02/25/2002        2.97      02/25/2002       4.857       02/25/2002       5.371
03/08/2002        1.75        02/26/2002        3.02      02/26/2002       4.925       02/26/2002       5.423
03/11/2002        1.75        02/27/2002       2.928      02/27/2002       4.835       02/27/2002        5.38
03/12/2002        1.75        02/28/2002       3.045      02/28/2002       4.869       02/28/2002       5.415
03/13/2002        1.75        03/01/2002       3.175      03/01/2002       4.973       03/01/2002       5.497
03/14/2002        1.75        03/04/2002       3.208      03/04/2002       5.005       03/04/2002       5.507
03/15/2002        1.75        03/05/2002       3.225      03/05/2002       5.012       03/05/2002       5.491
03/18/2002        1.75        03/06/2002       3.225      03/06/2002       5.044       03/06/2002       5.536
03/19/2002        1.75        03/07/2002       3.407      03/07/2002       5.214       03/07/2002       5.656
03/20/2002        1.75        03/08/2002       3.559      03/08/2002        5.32       03/08/2002       5.721
03/21/2002        1.75        03/11/2002       3.559      03/11/2002       5.323       03/11/2002       5.725
03/22/2002        1.75        03/12/2002       3.518      03/12/2002       5.312       03/12/2002       5.726
03/25/2002        1.75        03/13/2002       3.444      03/13/2002       5.264       03/13/2002        5.72
03/26/2002        1.75        03/14/2002       3.595      03/14/2002       5.405       03/14/2002       5.825
03/27/2002        1.75        03/15/2002       3.597      03/15/2002       5.354       03/15/2002       5.775
03/28/2002        1.75        03/18/2002       3.598      03/18/2002       5.306       03/18/2002       5.735
03/29/2002        1.75        03/19/2002       3.582      03/19/2002       5.332       03/19/2002       5.768
04/01/2002        1.75        03/20/2002       3.667      03/20/2002       5.402       03/20/2002       5.832
04/02/2002        1.75        03/21/2002        3.66      03/21/2002        5.38       03/21/2002       5.795
04/03/2002        1.75        03/22/2002       3.697      03/22/2002       5.391       03/22/2002       5.805
04/04/2002        1.75        03/25/2002       3.715      03/25/2002       5.406       03/25/2002       5.797
04/05/2002        1.75        03/26/2002       3.622      03/26/2002       5.338       03/26/2002        5.75
04/08/2002        1.75        03/27/2002        3.58      03/27/2002       5.334       03/27/2002       5.753
04/09/2002        1.75        03/28/2002       3.719      03/28/2002         5.4       03/28/2002       5.799
04/10/2002        1.75        03/29/2002       3.711      03/29/2002       5.396       03/29/2002       5.795
04/11/2002        1.75        04/01/2002       3.711      04/01/2002       5.426       04/01/2002       5.821
04/12/2002        1.75        04/02/2002       3.613      04/02/2002       5.348       04/02/2002       5.766
04/15/2002        1.75        04/03/2002        3.53      04/03/2002       5.278       04/03/2002       5.725
04/16/2002        1.75        04/04/2002       3.555      04/04/2002        5.27       04/04/2002       5.711
04/17/2002        1.75        04/05/2002       3.472      04/05/2002       5.208       04/05/2002       5.666
04/18/2002        1.75        04/08/2002       3.488      04/08/2002       5.241       04/08/2002       5.704
04/19/2002        1.75        04/09/2002       3.447      04/09/2002       5.212       04/09/2002       5.672
04/22/2002        1.75        04/10/2002       3.447      04/10/2002       5.229       04/10/2002       5.694
04/23/2002        1.75        04/11/2002        3.43      04/11/2002       5.206       04/11/2002       5.673
04/24/2002        1.75        04/12/2002       3.363      04/12/2002       5.165       04/12/2002       5.651
04/25/2002        1.75        04/15/2002       3.329      04/15/2002       5.136       04/15/2002       5.622
04/26/2002        1.75        04/16/2002        3.37      04/16/2002       5.175       04/16/2002       5.652
04/29/2002        1.75        04/17/2002       3.362      04/17/2002       5.223       04/17/2002       5.724
04/30/2002        1.75        04/18/2002        3.32      04/18/2002       5.213       04/18/2002       5.712
05/01/2002        1.75        04/19/2002       3.318      04/19/2002       5.196       04/19/2002       5.688
05/02/2002        1.75        04/22/2002       3.307      04/22/2002       5.175       04/22/2002       5.673
05/03/2002        1.75        04/23/2002       3.326      04/23/2002       5.169       04/23/2002       5.664
05/06/2002        1.75        04/24/2002       3.225      04/24/2002       5.099       04/24/2002        5.61
05/07/2002        1.75        04/25/2002       3.265      04/25/2002       5.085       04/25/2002       5.615
05/08/2002        1.75        04/26/2002       3.225      04/26/2002       5.062       04/26/2002       5.588
05/09/2002        1.75        04/29/2002       3.233      04/29/2002       5.103       04/29/2002       5.621
05/10/2002        1.75        04/30/2002       3.232      04/30/2002       5.091       04/30/2002       5.595
05/13/2002        1.75        05/01/2002       3.192      05/01/2002       5.062       05/01/2002       5.569
05/14/2002        1.75        05/02/2002       3.232      05/02/2002        5.11       05/02/2002         5.6
05/15/2002        1.75        05/03/2002       3.158      05/03/2002       5.062       05/03/2002       5.542
05/16/2002        1.75        05/06/2002       3.166      05/06/2002       5.079       05/06/2002       5.548
05/17/2002        1.75        05/07/2002       3.124      05/07/2002       5.071       05/07/2002       5.548
05/20/2002        1.75        05/08/2002       3.296      05/08/2002        5.21       05/08/2002       5.663
05/21/2002        1.75        05/09/2002       3.247      05/09/2002       5.177       05/09/2002        5.64
05/22/2002        1.75        05/10/2002       3.164      05/10/2002       5.125       05/10/2002       5.604
05/23/2002        1.75        05/13/2002       3.246      05/13/2002       5.217       05/13/2002       5.682
05/24/2002        1.75        05/14/2002       3.362      05/14/2002       5.294       05/14/2002       5.753
05/28/2002        1.75        05/15/2002       3.329      05/15/2002       5.252       05/15/2002       5.742
05/29/2002        1.75        05/16/2002       3.254      05/16/2002       5.187       05/16/2002       5.698
05/30/2002        1.75        05/17/2002       3.345      05/17/2002       5.236       05/17/2002       5.742
05/31/2002        1.75        05/20/2002       3.286      05/20/2002       5.188       05/20/2002       5.694
06/03/2002        1.75        05/21/2002       3.228      05/21/2002       5.148       05/21/2002       5.665
06/04/2002        1.75        05/22/2002       3.169      05/22/2002         5.1       05/22/2002       5.628
06/05/2002        1.75        05/23/2002       3.227      05/23/2002        5.15       05/23/2002       5.669
06/06/2002        1.75        05/24/2002       3.226      05/24/2002       5.176       05/24/2002       5.662
06/07/2002        1.75        05/27/2002       3.226      05/27/2002       5.138       05/27/2002       5.668
06/10/2002        1.75        05/28/2002       3.243      05/28/2002       5.134       05/28/2002        5.67
06/11/2002        1.75        05/29/2002       3.175      05/29/2002       5.076       05/29/2002       5.632
06/12/2002        1.75        05/30/2002       3.165      05/30/2002       5.032       05/30/2002       5.607
06/13/2002        1.75        05/31/2002       3.205      05/31/2002       5.043       05/31/2002       5.611
06/14/2002        1.75        06/03/2002        3.18      06/03/2002       5.039       06/03/2002       5.623
06/17/2002        1.75        06/04/2002       3.107      06/04/2002        5.01       06/04/2002        5.61
06/18/2002        1.75        06/05/2002       3.131      06/05/2002       5.043       06/05/2002       5.651
06/19/2002        1.75        06/06/2002       3.098      06/06/2002       5.008       06/06/2002       5.627
06/20/2002        1.75        06/07/2002        3.13      06/07/2002       5.064       06/07/2002       5.653
06/21/2002        1.75        06/10/2002        3.13      06/10/2002       5.041       06/10/2002       5.615
06/24/2002        1.75        06/11/2002       3.064      06/11/2002       4.991       06/11/2002       5.557
06/25/2002        1.75        06/12/2002       3.031      06/12/2002        4.95       06/12/2002       5.531
06/26/2002        1.75        06/13/2002       2.981      06/13/2002       4.905       06/13/2002       5.503
06/27/2002        1.75        06/14/2002       2.889      06/14/2002       4.805       06/14/2002       5.413
06/28/2002        1.75        06/17/2002       2.913      06/17/2002       4.856       06/17/2002       5.473
07/01/2002        1.75        06/18/2002       2.888      06/18/2002       4.846       06/18/2002       5.465
07/02/2002        1.75        06/19/2002       2.764      06/19/2002       4.726       06/19/2002       5.393
07/03/2002        1.75        06/20/2002       2.895      06/20/2002       4.827       06/20/2002       5.459
07/05/2002        1.75        06/21/2002       2.836      06/21/2002       4.756       06/21/2002       5.397
07/08/2002        1.75        06/24/2002       2.893      06/24/2002       4.844       06/24/2002       5.461
07/09/2002        1.75        06/25/2002       2.876      06/25/2002       4.839       06/25/2002       5.465
07/10/2002        1.75        06/26/2002       2.717      06/26/2002       4.705       06/26/2002       5.407
07/11/2002        1.75        06/27/2002       2.808      06/27/2002       4.811       06/27/2002       5.513
07/12/2002        1.75        06/28/2002       2.831      06/28/2002       4.823       06/28/2002        5.52
07/15/2002        1.75        07/01/2002       2.871      07/01/2002       4.815       07/01/2002       5.503
07/16/2002        1.75        07/02/2002       2.773      07/02/2002        4.74       07/02/2002       5.452
07/17/2002        1.75        07/03/2002       2.798      07/03/2002       4.776       07/03/2002       5.453
07/18/2002        1.75        07/04/2002       2.854      07/04/2002       4.764       07/04/2002       5.447
07/19/2002        1.75        07/05/2002       2.887      07/05/2002       4.864       07/05/2002       5.519
07/22/2002        1.75        07/08/2002       2.813      07/08/2002       4.811       07/08/2002       5.496
07/23/2002        1.75        07/09/2002       2.715      07/09/2002       4.744       07/09/2002       5.427
07/24/2002        1.75        07/10/2002         2.6      07/10/2002       4.644       07/10/2002       5.362
07/25/2002        1.75        07/11/2002       2.576      07/11/2002       4.616       07/11/2002       5.353
07/26/2002        1.75        07/12/2002       2.541      07/12/2002       4.594       07/12/2002       5.342
07/29/2002        1.75        07/15/2002       2.508      07/15/2002        4.62       07/15/2002       5.377
07/30/2002        1.75        07/16/2002       2.647      07/16/2002       4.707       07/16/2002       5.456
07/31/2002        1.75        07/17/2002       2.589      07/17/2002       4.664       07/17/2002       5.427
                              07/18/2002       2.507      07/18/2002        4.61       07/18/2002       5.407
                              07/19/2002       2.456      07/19/2002       4.563       07/19/2002       5.353
                              07/22/2002       2.372      07/22/2002       4.465       07/22/2002       5.292
                              07/23/2002       2.289      07/23/2002       4.428       07/23/2002       5.284
                              07/24/2002       2.272      07/24/2002       4.404       07/24/2002       5.299
                              07/25/2002       2.286      07/25/2002       4.388       07/25/2002         5.3
                              07/26/2002        2.19      07/26/2002       4.366       07/26/2002       5.306
                              07/29/2002       2.375      07/29/2002       4.537       07/29/2002       5.402
                              07/30/2002       2.415      07/30/2002       4.583       07/30/2002       5.395
                              07/31/2002       2.238      07/31/2002       4.463       07/31/2002       5.303


                 The graph above shows the Treasury yield curve (that is the plot of yields on Treasury bills, notes, and bonds versus their maturity) between July 31, 2001, and July 31, 2002. For the period, short- and intermediate-term Treasury yields moved down sharply, while yields on long-term Treasury bonds fell only slightly.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund


--------------------------------------------------------------------------------
                          HISTORICAL YIELD CURVE
--------------------------------------------------------------------------------

             7/31/01         7/31/02          CHANGE
             -------         -------          -------
3 MONTH       3.519           1.690           -1.8286
6 MONTH       3.445           1.687           -1.7576
2 YEAR        3.785           2.234           -1.5509
5 YEAR        4.514           3.457           -1.0568
10 YEAR       5.035           4.461           -0.5743
30 YEAR       5.503           5.302           -0.2007


                 As the integrity of corporate accounting practices came into question, investors sought refuge in high-quality bonds. Treasury, agency, and mortgage-backed securities were the best-performing securities. Treasury inflation-protected securities (TIPS) also performed well despite a total absence of inflation. TIPS are Treasury securities whose principal is indexed to inflation, allowing their holders inflation protection not found in most other fixed-income securities. In contrast, corporate bonds, especially bonds of telecommunications and gas pipeline issues, performed extremely poorly as these sectors were caught up in accounting and corporate governance issues.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 During the first half of the reporting period, the Fund was positioned to take advantage of falling interest rates. As the economy began to recover in the first quarter of 2002, we shortened duration to protect principal in the event of rising interest rates. We also liquidated any positions in the portfolio in sectors that we felt corporate governance issues might affect.

HOW HAVE DIVIDEND PAYMENTS CHANGED?

                 In a fluctuating-interest-rate environment, it is difficult to maintain a level dividend, so the monthly dividend will now vary. This change has some positive effects. First, the Fund will reduce expenses by not having to notify shareholders each time the dividend amount changes. Second, it gives us more flexibility when investing in securities such as floating-rate notes and TIPS, which, although they pay lower interest rates, will help offset any risk to principal of rising interest rates.

WHAT IS THE OUTLOOK?

                 We believe the Fed will remain on hold throughout 2002. The economy appears to be in a period of slow growth, and inflation is benign. Eventually, we believe the issues of corporate governance will be put behind us, and confidence in the markets will be restored. Nevertheless, investors should have a new respect for maintaining a well-diversified portfolio. As events of the last two years demonstrate, investors may want to consider investing in bonds to create a well-diversified portfolio.

                 Speaking for our team of portfolio managers, traders and analysts, it is a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

8

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

             PORTFOLIO RATINGS MIX
                   7/31/02

AAA               62%

AA                 3%

A                 12%

BBB                9%

ST1/ST2           10%

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category AAA account for 44.8% of the Fund's investments and are included in the appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING STOCKS, AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

--------------------------------------------------------------------------------
                              TOP 10 SECURITIES*
--------------------------------------------------------------------------------

                                           COUPON RATE        % OF NET ASSETS
                                          --------------------------------------
GNMA                                          6.00%                9.0%

GNMA                                          7.00%                6.9%

FNMA                                          6.50%                6.8%

U.S. Treasury Bond                            5.25%                6.7%

GNMA                                          6.50%                6.6%

GNMA                                          7.50%                5.1%

U.S. Treasury Inflation-Indexed Notes         3.88%                3.4%

U.S. Treasury Inflation-Indexed Notes         3.38%                2.8%

FNMA                                          6.63%                2.7%

General Electric Capital Corp., MTN           7.25%                1.7%

--------------------------------------------------------------------------------

*Excluding money market instruments.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

10

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

                         PORTFOLIO MIX
                            7/31/02

                     [CHART]

Corporate Obligations                       24.1%

Eurodollar & Yankee Obligations              3.0%

U.S. Government & Agency Issues             21.6%

U.S. Government & Agency Mortgage-Backed
  Securities                                34.8%

Commercial Mortgage-Backed Securities        0.4%

Asset-Backed Securities                      2.3%

Money Market Instruments                     6.2%

Variable-Rate Demand Notes                   3.1%

Preferred & Common Stocks                    6.3%

     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS

                 USAA INCOME FUND

                 We have audited the accompanying statement of assets and liabilities of USAA Income Fund (a portfolio of USAA Mutual Fund, Inc.), including the schedule of investments, as of July 31, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2001, and the financial highlights for each of the periods presented through July 31, 2001 were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Income Fund at July 31, 2002, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                    /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 6, 2002

12

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA INCOME FUND
JULY 31, 2002

PRINCIPAL                                                                                        MARKET
   AMOUNT                                                        COUPON                           VALUE
    (000)    SECURITY                                              RATE           MATURITY        (000)
-------------------------------------------------------------------------------------------------------

             CORPORATE OBLIGATIONS (24.1%)
$  20,000    Agrium, Inc., Debentures                              8.25%         2/15/2011   $   21,157
    3,000    American Airlines, Pass-Through Certificates,
               Series 2001-2, Class A-2                            7.86         10/01/2011        3,247
    8,000    Associates Corp. of North America, Global
               Senior Notes                                        6.25         11/01/2008        8,581
   10,000    Bank One Corp., Subordinated Notes                    7.88          8/01/2010       11,453
    5,000    Caliber Systems, Inc., Notes                          7.80          8/01/2006        5,617
    5,000    Canadian Imperial Bank Corp., Pass-Through
               Certificates, Series 2002, Class A-1 (a)            7.26          4/10/2032        5,225
   14,500    CIT Group, Inc., Global Senior Notes                  7.75          4/02/2012       14,338
      500    Citicorp, Subordinated Notes                          6.38          1/15/2006          538
   17,000    Clorox Co., Notes                                     6.13          2/01/2011       17,777
    4,900    Consolidated Rail Corp., Debentures                   9.75          6/15/2020        6,441
   15,000    Daimler Chrysler NA Holding, Global Debentures        8.00          6/15/2010       16,561
    7,000    Delta Air Lines, Inc., Pass-Through
               Certificates, Series 2001, Class A-2                7.11          9/18/2011        7,358
    1,260    Exxon Mobil Corp., Pass-Through Certificates,
               Series 1995, Class B-6                              6.15          7/02/2008        1,350
   15,000    First Union Corp., Subordinated Notes                 7.50          7/15/2006       16,678
   26,000    General Electric Capital Corp., MTN                   7.25          5/03/2004       27,991
   25,200    Household Finance Corp., Notes                        6.38         10/15/2011       23,160
    8,000    Hudson United Bank, Subordinated Notes                7.00          5/15/2012        8,485
   15,000    Kellogg Co., Notes, Series B                          6.60          4/01/2011       16,160
   10,000    MBNA Corp., MTN                                       6.75          3/15/2008       10,369
    1,000    Nationwide Health Properties, Inc., MTN               6.90         10/01/2037        1,041
    8,000    Northwest Airlines, Inc., Pass-Through
               Certificates, Series 2002-1, Class G-2 (b)          6.26         11/20/2021        8,097
   10,000    Oncor, Inc., Senior Secured Notes                     6.38          5/01/2012       10,100
      500    Pacific Bell, Debentures                              5.88          2/15/2006          529
   15,000    Pan Pacific Retail Properties, Inc., Notes            7.95          4/15/2011       16,495
   21,000    Phillips Petroleum Co., Notes                         8.75          5/25/2010       25,077
   20,000    PSE&G Energy Holdings, Inc., Senior Notes             8.63          2/15/2008       12,876
      500    Sara Lee Corp., MTN, Notes, Series C                  6.30         11/07/2005          541
    7,958    ServiceMaster Co., Notes                              8.45          4/15/2005        8,743
    4,000    Southwest Airlines Co., Pass-Through
               Certificates, Series 2001-1, Class A-2              5.50         11/01/2006        4,114
   15,000    TECO Energy, Inc., Notes                              7.00          5/01/2012       14,808
    5,390    TriNet Corporate Realty Trust, Inc., Dealer
               Remarketed Securities                               6.75          3/01/2003        5,399
    5,000    TriNet Corporate Realty Trust, Inc., Notes            7.95          5/15/2006        5,013

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INCOME FUND
JULY 31, 2002

PRINCIPAL                                                                                      MARKET
   AMOUNT                                                     COUPON                            VALUE
    (000)    SECURITY                                           RATE          MATURITY          (000)
-----------------------------------------------------------------------------------------------------

$  11,000    Verizon Pennsylvania, Inc., Debentures,
              Series A                                          5.65%       11/15/2011     $    9,871
   17,000    Washington Mutual, Inc., Subordinated Notes        8.25         4/01/2010         19,773
   15,500    Waste Management, Inc., Notes                      7.00        10/15/2006         16,451
   10,000    Waste Management, Inc., Senior Notes               7.38         8/01/2010          9,899
   10,000    West Penn Power Co., Notes                         6.63         4/15/2012         10,506
                                                                                           ----------
             Total corporate obligations (cost: $385,325)                                     401,819
                                                                                           ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (3.0%)
      500    Hydro-Quebec MTN, Guaranteed Yankee Notes,
              Series B                                          6.98         2/28/2005            547
   20,000    Landesbank Baden-Wuerttemberg MTN,
              Subordinated Notes                                6.35         4/01/2012         21,359
   10,000    Province of Quebec, Debentures                     6.50         1/17/2006         10,839
   15,000    Province of Quebec, Global Debentures              7.00         1/30/2007         16,912
                                                                                           ----------
             Total Eurodollar and Yankee obligations (cost: $46,563)                           49,657
                                                                                           ----------

             ASSET-BACKED SECURITIES(2.3%)
   19,990    Ford Credit Auto Owner Trust, Notes, Series
              2002-A, Class A2-B                                1.94         6/15/2004         20,002
   10,000    Household Automotive Trust, Notes, Series
              2002-1, Class A-2 (INS)                           2.75         5/17/2005         10,070
    7,899    Nissan Auto, Notes,
              Series 2002-B, Class A-1                          2.09         5/09/2003          7,908
                                                                                           ----------
             Total asset-backed securities (cost: $37,889)                                     37,980
                                                                                           ----------

             COMMERCIAL MORTGAGE-BACKED SECURITIES(0.4%)
    7,000    Merrill Lynch Mortgage Trust, Commercial
              Mortgage Pass-Through Certificates,
              Series 2002-MW1, Class A-4(cost: $6,968)          5.62         7/12/2034          7,072

14

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INCOME FUND
JULY 31, 2002

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                             COUPON                           VALUE
    (000)       SECURITY                                                RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------------

                U.S. GOVERNMENT & AGENCY ISSUES (56.4%)
                FEDERAL HOME LOAN BANK (0.3%)
$   5,000       3.375%, 6/15/2004                                                                 $    5,081
                                                                                                   ---------

                 FEDERAL HOME LOAN MORTGAGE CORP. (1.3%)
   21,000        5.75%, 1/15/2012                                                                     22,054
                                                                                                   ---------

                 FEDERAL NATIONAL MORTGAGE ASSN. (11.4%)
   15,850        3.125%, 11/15/2003                                                                   16,072
   10,000        5.375%, 11/15/2011                                                                   10,239
  110,355        6.50%, 4/01/2031 - 2/01/2032, Mortgage-Backed                                       113,605
   40,900        6.625%, 11/15/2030                                                                   44,444
    4,889        7.00%, 10/01/2022 - 4/01/2023, Mortgage-Backed                                        5,124
                                                                                                   ---------
                                                                                                     189,484
                                                                                                   ---------

                 GOVERNMENT NATIONAL MORTGAGE ASSN. (27.6%)
  147,287        6.00%, 8/15/2028 - 8/01/2032, Mortgage-Backed (b)                                   149,934
  105,433        6.50%, 6/15/2023 - 10/15/2031, Mortgage-Backed                                      109,200
  109,752        7.00%, 5/15/2023 - 7/15/2032, Mortgage-Backed (b)                                   115,036
   80,559        7.50%, 7/15/2023 - 8/15/2029, Mortgage-Backed                                        85,570
                                                                                                   ---------
                                                                                                     459,740
                                                                                                   ---------

                 U.S. TREASURY BOND (6.8%)
  115,771        5.25%, 11/15/2028                                                                   112,081
                                                                                                   ---------

                 U.S. TREASURY INFLATION-INDEXED NOTES (7.7%)
   25,000        3.00%, 7/15/2012                                                                     25,520
   43,996        3.375%, 1/15/2007 - 1/15/2012                                                        46,307
      537        3.50%, 1/15/2011                                                                        567
   52,016        3.875%, 1/15/2009                                                                    56,136
                                                                                                   ---------
                                                                                                     128,530
                                                                                                   ---------
                 OTHER U.S. GOVERNMENT AGENCIES (1.3%)
   10,000        Tennessee Valley Auth., Global Notes,
                   Power Bond, Series G                                7.125%       5/01/2030         11,441
   10,000        Totem Ocean Trailer Express, Inc.,
                   Series 2002-1                                       6.365       10/30/2027         10,247
                                                                                                   ---------
                                                                                                      21,688
                                                                                                   ---------
                 Total U.S. government & agency issues (cost: $907,232)                              938,658
                                                                                                   ---------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INCOME FUND
JULY 31, 2002

                                                                                               MARKET
   NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------

             STOCKS (6.3%)
             COMMON (0.3%)
  230,000    Nationwide Health Properties, Inc. (cost: $2,227)                            $     4,250
                                                                                          -----------

             PREFERRED (6.0%)
  421,240    Avalon Bay Communities, Inc., "D", 8.00%
               cumulative redeemable                                                           10,561
  307,000    CarrAmerica Realty Corp., depositary shares
               "B", 8.57% cumulative redeemable                                                 7,770
  110,400    CarrAmerica Realty Corp., depositary shares
               "C", 8.55% cumulative redeemable                                                 2,804
  439,000    Equity Office Properties Trust, depositary
               shares "G", 7.75% cumulative redeemable                                         10,760
   40,000    Equity Residential Properties Trust, depositary
               shares "B", 9.125% cumulative redeemable                                         1,060
  575,000    Equity Residential Properties Trust, depositary
               shares "C", 9.125% cumulative redeemable                                        15,318
  142,500    Equity Residential Properties Trust, depositary
               shares "K", 8.29% cumulative redeemable                                          7,009
  412,000    Gables Residential Trust "A", 8.30% cumulative
               redeemable                                                                      10,432
  250,000    Post Properties, Inc., "A", 8.50% cumulative
               redeemable                                                                      12,725
  338,500    Prologis Trust, Inc., "C", 8.54% cumulative
               redeemable                                                                      16,692
  200,000    Shurgard Storage Centers, Inc., "B", 8.80%
               cumulative redeemable                                                            5,050
                                                                                          -----------
             Total preferred stocks (cost: $98,903)                                           100,181
                                                                                          -----------
             Total stocks (cost:$101,130)                                                     104,431
                                                                                          -----------

16

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INCOME FUND
JULY 31, 2002

PRINCIPAL                                                                                            MARKET
   AMOUNT                                                        COUPON                               VALUE
    (000)    SECURITY                                              RATE              MATURITY         (000)
-----------------------------------------------------------------------------------------------------------

             VARIABLE-RATE DEMAND NOTES (3.1%)
$   8,180    California Statewide Communities
               Development Auth. RB, Taxable Elder
               Alliance, Series 2002-B (LOC)                      2.03%            11/15/2042    $    8,180
   10,000    Lincoln County, WY, Environmental
               Improvement RB, Callable/Putable Notes,
               Series 1995                                        2.70             11/01/2025        10,000
    9,585    McDuffie County, GA, Development Auth.
               IDRB, Series 2002 (LOC)                            1.92              8/01/2022         9,585
    1,150    Oracle Packaging, Inc., Taxable Demand
               Notes, Series 2000 (LOC)                           3.07             12/01/2020         1,150
    1,365    Perrysburg Machine & Tool Industries, Inc.,
               Taxable Demand Notes, Series 2001 (LOC)            3.07              1/04/2016         1,365
    5,000    Said A. Shehata & Soraya Z.A. Shehata,
               Notes, Series 1999 (LOC)                           2.82              1/03/2010         5,000
    1,085    Southtown Mobile Home Park, Taxable
               Option Notes, Series 2000 (LOC)                    3.07              7/01/2020         1,085
    6,135    Sweetwater County, WY, PCRB,
               Series 1992 A                                      2.90              4/01/2005         6,135
    7,100    Trinity Baptist Church, Series 2002 A (LOC)          1.92              7/01/2022         7,100
    1,750    Vista Funding Corp., Notes,
               Series 1998 C (LOC)                                3.07             12/01/2008         1,750
      825    Vista Funding Corp., Notes,
               Series 2001 A (LOC)                                3.07              3/01/2021           825
                                                                                                 ----------
             Total variable-rate demand notes (cost: $52,175)                                        52,175
                                                                                                 ----------

             MONEY MARKET INSTRUMENTS (6.2%)
   25,000    American Home Products Corp. (Wyeth), CP (a)         1.88              8/21/2002        24,974
   10,500    General Motors Acceptance Corp., CP                  1.89              8/21/2002        10,489
   23,856    Sunbelt Funding Corp., CP (a)                        1.80              8/12/2002        23,843
   33,370    UBS Finance, Inc., CP                                1.83              8/01/2002        33,370
   10,000    Windmill Funding Corp., CP (LOC) (a)                 1.82              8/01/2002        10,000
                                                                                                 ----------
             Total money market instruments (cost: $102,676)                                        102,676
                                                                                                 ----------

             TOTAL INVESTMENTS (COST: $1,639,958)                                                $1,694,468
                                                                                                 ==========

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INCOME FUND
JULY 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------
        U.S. Government                                        56.4%
        Real Estate Investment Trusts                           9.2
        Banks                                                   7.5
        Electric Utilities                                      3.9
        Asset-Backed Financing                                  3.1
        Consumer Finance                                        2.6
        Diversified Financial Services                          2.5
        Foreign Government                                      1.7
        Environmental Services                                  1.6
        Integrated Oil & Gas                                    1.6
        Pharmaceuticals                                         1.5
        Airlines                                                1.4
        Fertilizers & Agricultural Chemicals                    1.3
        Household Products                                      1.1
        Automobile Manufacturers                                1.0
        Packaged Foods & Meat                                   1.0
        Other                                                   4.4
                                                              -----
        Total                                                 101.8%
                                                              =====

18

N O T E S
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          to Portfolio of INVESTMENTS

USAA INCOME FUND
JULY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         TREASURY INFLATION-INDEXED NOTES - securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

             (b) At July 31, 2002, the cost of securities purchased on a delayed-delivery or when-issued basis for the Fund was $53,967,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS
          (continued)

USAA INCOME FUND
JULY 31, 2002

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

         CP     Commercial Paper

         IDRB   Industrial Development Revenue Bond

         MTN    Medium-Term Note

         PCRB   Pollution Control Revenue Bond

         RB     Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.


         (LOC)  Enhanced by a bank letter of credit.

         (INS) Scheduled principal and interest payments are insured by MBIA, Inc.


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA INCOME FUND
JULY 31, 2002

ASSETS

    Investments in securities, at market value*
      (identified cost of $1,639,958)                                       $ 1,694,468
    Cash                                                                             93
    Collateral for securities loaned, at market value                            81,869
    Receivables:
      Capital shares sold                                                           387
      Dividends and interest                                                     14,951
      Securities sold                                                            20,591
      Other                                                                           7
                                                                            -----------
         Total assets                                                         1,812,366
                                                                            -----------
LIABILITIES

    Payable upon return of securities loaned                                     81,869
    Securities purchased (when-issued of $38,245)                                63,552
    Capital shares redeemed                                                       1,184
    USAA Investment Management Company                                              253
    USAA Transfer Agency Company                                                    150
    Accounts payable and accrued expenses                                           119
                                                                            -----------
         Total liabilities                                                      147,127
                                                                            -----------
            Net assets applicable to capital shares outstanding             $ 1,665,239
                                                                            ===========
NET ASSETS CONSIST OF:

    Paid-in capital                                                         $ 1,694,584
    Accumulated undistributed net investment income                                 645
    Accumulated net realized loss on investments                                (84,500)
    Net unrealized appreciation of investments                                   54,510
                                                                            -----------
            Net assets applicable to capital shares outstanding             $ 1,665,239
                                                                            ===========
    Capital shares outstanding                                                  138,194
                                                                            ===========
    Authorized shares of $.01 par value                                         270,000
                                                                            ===========
    Net asset value, redemption price, and offering price per share         $     12.05
                                                                            ===========
    *Including securities on loan of:                                       $    80,833
                                                                            ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA INCOME FUND
YEAR ENDED JULY 31, 2002

NET INVESTMENT INCOME

    Income:
      Dividends                                                             $     8,731
      Interest                                                                   93,296
      Fees from securities loaned                                                    59
                                                                            -----------
        Total income                                                            102,086
                                                                            -----------
    Expenses:
      Management fees                                                             3,721
      Administrative and servicing fees                                           2,376
      Transfer agent's fees                                                       1,746
      Custodian's fees                                                              231
      Postage                                                                       137
      Shareholder reporting fees                                                    215
      Directors' fees                                                                 4
      Registration fees                                                             100
      Professional fees                                                              85
      Other                                                                          67
                                                                            -----------
        Total expenses before reimbursement                                       8,682
      Expenses reimbursed                                                            (5)
      Expenses paid indirectly                                                       (3)
                                                                            -----------
        Total expenses                                                            8,674
                                                                            -----------
           Net investment income                                                 93,412
                                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

    Net realized loss                                                           (48,522)
    Change in net unrealized appreciation/depreciation                           12,694
                                                                            -----------
           Net realized and unrealized loss                                     (35,828)
                                                                            -----------
Increase in net assets resulting from operations                            $    57,584
                                                                            ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA INCOME FUND
YEARS ENDED JULY 31,

FROM OPERATIONS                                                            2002                2001
                                                                    -------------------------------
    Net investment income                                           $    93,412         $    90,937
    Net realized gain (loss) on investments                             (48,522)              1,751
    Change in net unrealized appreciation/depreciation
      of investments                                                     12,694              84,742
                                                                    -------------------------------
      Increase in net assets resulting from operations                   57,584             177,430
                                                                    -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                                               (94,951)            (93,215)
                                                                    -------------------------------
FROM CAPITAL SHARE TRANSACTIONS

    Proceeds from shares sold*                                          366,155             246,010
    Reinvested dividends                                                 75,467              72,670
    Cost of shares redeemed                                            (249,028)           (166,164)
                                                                    -------------------------------
      Increase in net assets from
         capital share transactions                                     192,594             152,516
                                                                    -------------------------------
Net increase in net assets                                              155,227             236,731

NET ASSETS

    Beginning of period                                               1,510,012           1,273,281
                                                                    -------------------------------
    End of period                                                   $ 1,665,239         $ 1,510,012
                                                                    ===============================
    Accumulated undistributed net investment income:
      End of period                                                 $       645         $     1,456
                                                                    ===============================
CHANGE IN SHARES OUTSTANDING

    Shares sold                                                          30,119              20,369
    Shares issued for dividends reinvested                                6,221               6,065
    Shares redeemed                                                     (20,535)            (13,847)
                                                                    -------------------------------
      Increase in shares outstanding                                     15,805              12,587
                                                                    ===============================

*INCLUDES $61,668 (5,143 SHARES) FROM ACQUISITION OF USAA INCOME STRATEGY FUND
 (NOTE 6).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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               to FINANCIAL Statements

USAA INCOME FUND
JULY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information pre-sented in this annual report pertains only to the USAA Income Fund (the Fund). The Fund's investment objective is maximum current income without undue risk to principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these secur-ities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

                 3. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 4. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

24

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               to FINANCIAL Statements
               (continued)

USAA INCOME FUND
JULY 31, 2002

                 5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES- The Fund's policy is to comply with the
                 requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

              D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2002, custodian fee offset arrangements reduced expenses by $3,000.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a week or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The

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               to FINANCIAL Statements
               (continued)

USAA INCOME FUND
JULY 31, 2002

                 purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2002, the Fund had entered into net outstanding when-issued commitments of $38,245,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. In addition, the USAA funds which are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement whether used or not used, and by CAPCO based on their assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement).

26

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               to FINANCIAL Statements
               (continued)

USAA INCOME FUND
JULY 31, 2002

         The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income by $728,000 increase accumulated net realized loss on investments by $4,653,000, and increase paid-in-capital by $3,925,000. This reclassification has no effect on net assets.

         Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because of the tax deferral of losses on "wash sale" transactions.

         The tax character of distributions paid during the years ended July 31, 2002 and 2001, was as follows:

                                                        2002          2001
         -----------------------------------------------------------------------
         Ordinary income                            $94,951,000   $93,215,000
         Long-term capital gains                              -             -

         As of July 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

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=============-------------------------------------------------------------------
               to FINANCIAL Statements
               (continued)

USAA INCOME FUND
JULY 31, 2002


         Undistributed ordinary income                            $    645,000
         Accumulated net realized loss on investments              (83,749,000)
         Unrealized appreciation                                    54,727,000

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had a current post-October deferred capital loss of $57,266,000 and capital loss carryovers of $26,483,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. The capital loss carryovers will expire in 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

         The capital loss carryovers of the Fund include capital losses acquired from a merger discussed in Note 6. In addition to the acquired capital loss carryovers, the Fund also acquired unrealized capital losses as a result of the merger. The yearly utilization of the acquired capital losses and unrealized losses may be limited by the Internal Revenue Code.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2002, were $938,731,000 and $914,403,000, respectively.

         The cost of securities at July 31, 2002, for federal income tax purposes, was $1,639,741,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2002, for federal income tax purposes, were $66,224,000 and $11,497,000, respectively, resulting in net unrealized appreciation of $54,727,000.

28

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               to FINANCIAL Statements
               (continued)

USAA INCOME FUND
JULY 31, 2002

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of July 31, 2002, the Fund loaned securities having a fair value of approximately $80,833,000 and held collateral of $81,869,000 for the loans.

(6) ACQUISITION OF USAA INCOME STRATEGY FUND
--------------------------------------------------------------------------------

         On April 26, 2002, the Fund acquired all of the net assets of the USAA Income Strategy Fund, pursuant to a plan of reorganization approved by the Company's Board of Directors on February 20, 2002. The acquisition was accomplished by a tax-free exchange of 5,143,000 shares of the USAA Income Fund (valued at $61,668,000) for the 5,546,000 shares of the USAA Income Strategy Fund outstanding on April 26, 2002. The USAA Income Strategy Fund's net assets at that date, including $1,257,000 unrealized appreciation of investments and $4,280,000 accumulated net realized loss on investments, were combined with those of the USAA Income Fund. The aggregate net assets of the USAA Income Fund immediately before the acquisition were $1,580,798,000.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio.

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               to FINANCIAL Statements
               (continued)

USAA INCOME FUND
JULY 31, 2002

         Beginning with the month ending July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A-Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds
         A-Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

         The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period consists of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

         The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/-  0.20% to 0.50%             +/-  0.04%
+/-  0.51% to 1.00%             +/-  0.05%
+/-  1.01% and greater          +/-  0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

30

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               to FINANCIAL Statements
               (continued)

USAA INCOME FUND
JULY 31, 2002

                 During the year ended July 31, 2002, the Fund paid the Manager total management fees of $3,721,000, which is net of a performance fee adjustment of $(81,000).

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the year ended July 31,2002, the Fund paid the Manager administrative and servicing fees of $2,376,000.

              C. EXPENSE LIMITATION - Effective April 26, 2002, the Manager
                 has voluntarily agreed to limit the Fund's annual operating expenses to 0.55% of the Fund's average net assets, after the effect of any custodian fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through November 30, 2003, which for the year ended
                 July 31,2002, equaled $ 5,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the year ended July 31,2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $1,746,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive under-
                 writing and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

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               to FINANCIAL Statements
               (continued)

USAA INCOME FUND
JULY 31, 2002

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                            YEAR ENDED JULY 31,
                                         -----------------------------------------------------------------------------------
                                               2002                2001                2000            1999            1998
                                         -----------------------------------------------------------------------------------

Net asset value at
   beginning of period                   $    12.34          $    11.60          $    11.70      $    12.88      $    12.54
                                         ----------------------------------------------------------------------------------
Income (loss)from investment operations:
   Net investment income                        .72                 .80(a)              .78             .80             .85
   Net realized and
     unrealized gain (loss)                    (.28)                .76(a)             (.10)           (.72)            .33
                                         ----------------------------------------------------------------------------------
Total from investment operations                .44                1.56                 .68             .08            1.18
                                         ----------------------------------------------------------------------------------
Less distributions:
   From net investment income                  (.73)               (.82)               (.75)           (.80)           (.84)
   From realized capital gains                    -                   -                (.03)           (.46)              -
                                         ----------------------------------------------------------------------------------
Total distributions                            (.73)               (.82)               (.78)          (1.26)           (.84)
                                         ----------------------------------------------------------------------------------
Net asset value at end of period         $    12.05          $    12.34          $    11.60      $    11.70      $    12.88
                                         ==================================================================================
Total return (%)*                              3.70               13.86                6.11             .40            9.72
Net assets at
   end of period (000)                   $1,665,239          $1,510,012          $1,273,281      $1,415,397      $1,751,574
Ratio of expenses to
   average net assets (%)**                     .55(b)              .41(b)              .42             .38             .38
Ratio of expenses to average
   net assets excluding
   reimbursements (%)**                         .55(b,c)            N/A                 N/A             N/A             N/A
Ratio of net investment income
   to average net assets (%)**                 5.89                6.63(a)             6.78            6.31            6.62
Portfolio turnover (%)                        59.61               43.39               24.68           54.02           47.35

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the year ended July 31,2002, average net assets were $1,584,899,000.
(a) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement. Without this change, those amounts would have been:
       Net investment income $.79
       Net realized and unrealized gain  $.77
       Ratio of net investment income to average net assets 6.57%
(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.
(c) Effective April 26,2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of its average net assets through November 30, 2003.

32

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          to FINANCIAL Statements
          (continued)

USAA INCOME FUND
JULY 31, 2002

(10) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on March 4, 1974. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Company has six Officers and a Board of Directors. These Officers and Directors supervise the business and affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT CONSTITUTE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

34

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

         ROBERT G. DAVIS (2)
         Director and Chairman of the Board of Directors
         Date of Birth: November 1946

         President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

         CHRISTOPHER W. CLAUS(2)
         Director, President, and Vice Chairman of the Board of Directors Date of Birth: December 1960

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Director
         Date of Birth: June 1945

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3, 4, 5, 6)
         Director
         Date of Birth: July 1946

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Director
         Date of Birth: August 1945

         President of Reimherr Business Consulting (5/95-present), an organ-ization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimher rserves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies out-side the USAA family of funds.

36

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                        INFORMATION

         LAURA T. STARKS, PH.D. (3, 4, 5, 6)
         Director
         Date of Birth: February 1950

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Director
         Date of Birth: July 1943

         Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Date of Birth: November 1950

         Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         STUART WESTER
         Vice President
         Date of Birth: June 1947

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         MICHAEL D. WAGNER
         Secretary
         Date of Birth: July 1948

         Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

38

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         MARK S. HOWARD
         Assistant Secretary
         Date of Birth: October 1963

         Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment com-pany offering five individual Funds.

         DAVID M. HOLMES
         Treasurer
         Date of Birth: June 1960

         Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Date of Birth: November 1960

         Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Sup-port, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

N O T E S
=========-----------------------------------------------------------------------

40

N O T E S
=========-----------------------------------------------------------------------

N O T E S
=========-----------------------------------------------------------------------

42

N O T E S
=========-----------------------------------------------------------------------

                DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

      INVESTMENT ADVISER,    USAA Investment Management Company
             UNDERWRITER,    9800 Fredericksburg Road
          AND DISTRIBUTOR    San Antonio, Texas 78288

           TRANSFER AGENT    USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

                CUSTODIAN    State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

     INDEPENDENT AUDITORS    Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

                TELEPHONE    Call toll free - Central Time
         ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

           FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
        INFORMATION ABOUT    For account servicing, exchanges,
             MUTUAL FUNDS    or redemptions
                             1-800-531-8448, in San Antonio 456-7202

          RECORDED MUTUAL    24-hour service (from any phone)
        FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

              MUTUAL FUND    (from touch-tone phones only)
        USAA TOUCHLINE(R)    For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

         INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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

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